Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies
Future gross minimum revenues receivable upon collection of hire under non-cancellable time charter agreements

Period	June 30, 2018
Not later than one year	232,559
Later than one year and not later than three years	335,061
Later than three years and not later than five years	146,959
More than five years	80,234

Total	794,813

Schedule of commitments relating to investment agreements for the Partnership, without including additional estimated costs
Period	June 30, 2018
Not later than one year	3,114

Total	3,114